Changes in Non-cash Working Capital (Details) - USD ($)	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Accounts receivable	$ 172,121	$ 134,423
Unearned revenue		35,000
Noncash Working Capital [Member]
IfrsStatementLineItems [Line Items]
Accounts receivable	(37,698)	119,473	$ (274,001)
Inventory and biological assts	142,454	360,780	(633,077)
Prepaid expenses and other assets	14,158	211,982	(136,129)
Accounts payable and accrued liabilities	(133,516)	(894,654)	1,676,027
Interest payable	(46,462)	(135,265)	614,264
Unearned revenue	(35,000)	35,000
Deferred rent			6,344
Non-cash working capital	$ (96,064)	$ (302,684)	$ 1,253,428